Impairment Charges on Financial Assets (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Impairment Charges on Financial Assets
Impairment charges (reversals) on financial assets for the fiscal years ended March 31, 2021, 2020 and 2019 consisted of the following:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Loans and advances	¥277,085	¥249,478	¥122,927
Loan commitments	12,729	11,011	(9,771)
Financial guarantees	(7,328)	(551)	6,529
Investment securities	—	—	1

Total impairment charges on financial assets	¥282,486	¥259,938	¥119,686